Consolidated Statements of Changes in (Deficiency) Equity - CAD ($)	Total	Number of Common Shares	Share Based Payment Reserve [Member]	Investment Revaluation Reserve [Member]	Share Warrant Reserve [Member]	Retained Earnings (Accumulated Deficit)
Balance, share at Mar. 31, 2021		180,602,894
Balance, amount at Mar. 31, 2021	$ 26,936	$ 64,744,721	$ 2,262,652	$ 13,761	$ 3,220,107	$ (69,587,867)
Statement [Line Items]
Net loss for the period	20,594	0	0	0	0	20,594
Other comprehensive loss for the period	(68,163)	0	0	(68,163)	0	0
Total comprehensive loss	(47,569)	0	0	(68,163)	0	20,594
Balance, amount at Jun. 30, 2021	(20,633)	$ 64,744,721	2,262,652	(54,402)	3,220,107	(69,567,273)
Balance, share at Jun. 30, 2021		180,602,894
Balance, share at Mar. 31, 2022		186,602,894
Balance, amount at Mar. 31, 2022	(628,423)	$ 65,228,921	2,386,230	(1,327,802)	3,035,907	(69,951,679)
Statement [Line Items]
Net loss for the period	729,711	0	0	0	0	729,711
Other comprehensive loss for the period	98,524	0	0	98,524	0	0
Total comprehensive loss	828,235	0	0	98,524	0	729,711
Issuance of share purchase warrants	99,191	0	0	0	99,191	0
Equity-settled share-based compensation	38,792	0	38,792	0	0	0
Balance, amount at Jun. 30, 2022	$ 337,795	$ 65,228,921	$ 2,425,022	$ (1,229,278)	$ 3,135,098	$ (69,221,968)
Balance, share at Jun. 30, 2022		186,602,894